Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense [abstract]
Current income tax (benefit) expense	$ 27,015	$ 66,394	$ 29,711
Deferred income tax expense (benefit) [abstract]
Deferred income tax expense (benefit)	(37,062)	(53,164)	9,943
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax (benefit) expense	1,113	(2,872)	(13,731)
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax (benefit) expense	(8,934)	10,358	25,923
Income Before Taxes [Abstract]
Income before taxes	$ (94,928)	$ 274,379	$ 473,231
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	14.30%	11.40%	6.90%
Impact of foreign exchange (losses) gains	(4.20%)	(3.20%)	2.20%
Unrecognized tax (benefit) expense	(1.20%)	(1.00%)	(2.90%)
Tax-exempt income and expenses not deductible	7.30%	(5.20%)	(3.20%)
Foreign branch tax	(4.10%)	(24.60%)	0.30%
Valuation allowance	(12.30%)	24.80%	0.30%
Outside basis difference in subsidiary	6.70%	0.00%	0.00%
Other	2.90%	1.60%	1.90%
Actual tax rate	9.40%	3.80%	5.50%
US
Current income tax expense [abstract]
Current income tax (benefit) expense	$ (6,872)	$ (10,031)	$ 2,798
Deferred income tax expense (benefit) [abstract]
Deferred income tax expense (benefit)	(40,318)	5,538	10,070
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax (benefit) expense	0	0	0
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax (benefit) expense	(47,190)	(4,493)	12,868
Non-US
Current income tax expense [abstract]
Current income tax (benefit) expense	33,887	76,425	26,913
Deferred income tax expense (benefit) [abstract]
Deferred income tax expense (benefit)	3,256	(58,702)	(127)
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax (benefit) expense	1,113	(2,872)	(13,731)
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax (benefit) expense	38,256	14,851	13,055
Domestic (Bermuda)
Income Before Taxes [Abstract]
Income before taxes	33,759	82,219	334,559
Foreign
Income Before Taxes [Abstract]
Income before taxes	$ (128,687)	$ 192,160	$ 138,672